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THE TAX-EXEMPT FUND OF CALIFORNIA


[cover photograph: agricultural irrigation equipment]

Semi-annual report for the six months ended February 28, 2003

THE TAX-EXEMPT FUND OF CALIFORNIA(R)

The Tax-Exempt Fund of California is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company, SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of California seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2003 (the most recent calendar quarter):

                                         1 YEAR      5 YEARS        10 YEARS
CLASS A SHARES
Reflecting 3.75% maximum sales charge    +4.38%      +4.49%          +5.59%

The fund's 30-day yield for Class A shares as of March 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.39%. The fund's distribution rate for Class A shares as of that date was 3.92%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

FELLOW SHAREHOLDERS:

[photograph: agricultural irrigation equipment]

As equity markets experienced a third consecutive year of losses, a sluggish economy and low interest rates have created a positive environment for bonds. That has helped The Tax-Exempt Fund of California post strong returns, despite the state's ongoing budgetary problems.

During the past six months ended February 28, 2003, dividends amounted to 34.7 cents per share. That represents an income return of 2.12% for shareholders reinvesting the monthly dividends (2.10% for those not reinvesting), or an annual rate of 4.24%. For shareholders in the top 44.3% combined federal and California tax bracket, that is equivalent to a 7.61% annual rate in taxable income. With the modest increase in share net asset value of 0.42%, the total return to reinvesting shareholders amounted to 2.55% for the semi-annual period.

The Tax-Exempt Fund of California's total return of 2.55% for the six months compares with an average 2.31% among the 119 California municipal debt funds tracked by Lipper.

[Begin Sidebar]
INVESTMENT HIGHLIGHTS
THROUGH FEBRUARY 28, 2003

6-month total return                                          +2.55%
(income plus capital changes, with dividends reinvested)

12-month total return                                         +6.34%
(income plus capital changes, with dividends reinvested)

Tax-free distribution rate for February                       +4.02%
(income return only, reflecting maximum sales charge)

Taxable equivalent distribution rate                          +7.22%
(as of February 28, assuming a 44.3% maximum combined state and federal tax rate)

SEC 30-day yield as of February 28                            +3.51%
(reflecting maximum sales charge)

Taxable equivalent SEC yield                                  +6.30%
(as of February 28, assuming a 44.3% maximum combined state and federal tax rate)

Distribution rates and yield are annualized.
For current yield information, please call toll-free: 800/421-0180.
[End Sidebar]

The unmanaged Lehman Brothers Municipal Bond Index, which measures the national investment-grade tax-exempt market and includes no expenses, posted a six-month gain of 3.36%.

THE SIX MONTHS IN PERSPECTIVE

Bond markets usually do well during periods of economic and political uncertainty, such as we have experienced over the past six months. Investors, concerned about the prospect of war and a lackluster economy, have pushed most interest rates to their lowest levels in decades. That is true in the municipal market, although some municipal yields did not fall as much as Treasury yields. The low interest rate environment offered attractive opportunities to issue new debt for municipal governments facing huge deficits. Consequently, we have seen record new issuance of municipal bonds. Although the new issuance was well-received by investors, yields on many municipal bonds ended at levels comparable to Treasuries. (Historically, municipal bonds pay yields lower than Treasuries because of their tax-exempt status.)

Concerns about the potential rise in interest rates from the current low levels have prompted us to invest more heavily in shorter term maturities, which should hold their value if we see a rising rate environment. Over the past 18 months, we have lowered the average term to maturity of the fund's portfolio holdings from 9.0 years to 7.8 years. That is also lower than the average 10.7 years for all comparable funds tracked by Lipper.

In California, a weak economy and an unsettled state budget have put pressure on a variety of the state's bonds and ratings. In February, Moody's Investors Service downgraded California's financial rating from A1 to A2 due to concerns about the state's budget deficit and expectations that it will not be resolved quickly. Standard & Poor's and Fitch Ratings downgraded the state in December for similar reasons. This has resulted in a greater emphasis on local California issuers as we wait to see how the state addresses its problems.

A DIVERSIFIED PORTFOLIO

During the past six months, shareholders continued to seek out municipal bond funds as a haven in this volatile market. The Tax-Exempt Fund of California enjoyed a 12.8% increase in shareholder accounts and a 7.9% increase in assets for the period.

Over the past three years, municipal bond funds have been a helpful buffer against the downturn in the equity markets. The Tax-Exempt Fund of California, for example, produced a cumulative total return of 25.2% for the three years ended February 28. By comparison, the unmanaged Standard & Poor's 500 Composite Index, which tracks relatively large companies listed on U.S. stock exchanges, posted a 35.8% loss for the same period -- a difference of more than 60 percentage points.

It is important to remember that returns from the municipal bond market are not always going to remain as strong as they are right now. Yet, a key lesson of the past three years is not to invest all of your money in either stock funds or bond funds, but to maintain a long-term portfolio that includes appropriate amounts of each in accordance with your financial goals. Too many investors view bond funds as an alternative to stock funds rather than recognizing the value of a diversified investment portfolio.

As always, we appreciate your support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Abner D. Goldstine
Abner D. Goldstine
President

April 15, 2003

INVESTMENT PORTFOLIO     February 28, 2003                                                                     unaudited



                                                                                                Principal      Market
                                                                                                   amount       value
                                                                                                     (000)       (000)

Fixed-income securities  -  93.30%

G.O. Bonds:
 5.00% 2014                                                                                     $   1,500   $   1,590
 5.25% 2016                                                                                         1,000       1,071
 5.00% 2017                                                                                         3,000       3,098
 6.00% 2018                                                                                         1,500       1,769
 Veterans G.O. Bonds:
  Series BG, 4.95% 2010                                                                             1,175       1,278
  Series BH, AMT, 5.35% 2013                                                                        6,000       6,289
  Series BL, AMT, 4.95% 2007                                                                        1,000       1,087
 XLCA insured, 4.50% 2010                                                                           2,000       2,173
 XLCA-ICR insured, 5.00% 2014                                                                       2,000       2,160
Educational Facs. Auth.:
 Rev. Bonds:
  California Institute of Technology, Series 1998, 4.50% 2027                                       2,500       2,407
  University of San Francisco, Series 1996, MBIA insured, 5.70% 2011                                1,190       1,393
  Stanford University, Series N, 5.20% 2027                                                         1,500       1,550
 Rev. Ref. Bonds, Stanford University, Series R, 5.00% 2021                                         4,000       4,184
Health Facs. Fncg. Auth., Hospital Rev. Bonds:
 Catholic Healthcare West, Series 1998-A:
  5.00% 2006                                                                                        1,500       1,605
  5.00% 2007                                                                                        1,000       1,072
  5.25% 2008                                                                                        1,750       1,900
 Downey Community Hospital, Series 1993:
  5.625% 2008                                                                                       2,000       1,927
  5.75% 2015                                                                                        1,095         990
 Kaiser Permanente, Rev. Bonds, Series 1998-B, 5.25% 2013                                           2,000       2,114
 Little Co. of Mary Health Services, Series 1998, AMBAC insured:
  5.00% 2010                                                                                        2,170       2,404
  5.00% 2013                                                                                        1,125       1,216
Housing Fin. Agcy.:
 Single-family Mortgage Bonds, AMT:
  Series 1995-B2, AMBAC insured, 5.70% 2007                                                         1,165       1,251
  Series 1997-B3, MBIA insured, 5.10% 2012                                                            550         591
 Single-family Mortgage Rev. Bonds:
  Series 1997-C1, Class III, MBIA insured, 5.05% 2011                                                 835         859
  Series 1998-C4, Class I, FHA insured, 4.90% 2004                                                  1,635       1,707
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev.
Bonds, Series 2002:
 5.00% 2012                                                                                         1,000       1,123
 5.00% 2015                                                                                         2,000       2,191
 5.00% 2016                                                                                         1,500       1,627
Pollution Control Fncg. Auth., Solid Waste Disposal, AMT:
 Rev. Bonds (Browning-Ferris Industries of California, Inc. Project), BFI Corp.,
Guarantee, Series 1996-A, 5.80% 2016                                                                5,000       4,653
 Rev. Ref. Bonds (USA Waste Services, Inc. Project), Series 1998-A, 5.10% 2018
(put 2008)                                                                                          4,000       4,130
Public Works Board:
 Lease Rev. Bonds:
  Dept. of Corrections, State Prisons:
   Imperial County, Series 1991-A, 6.50% 2017                                                       1,000       1,234
   Lassen County (Susanville), Series 1993-D, FSA insured, 5.25% 2015                               2,000       2,252
  Dept. of General Services (Capitol East End Complex - Blocks 171-174 & 225),
Series 2002-A, AMBAC insured, 5.25% 2016                                                            2,000       2,193
 Lease Rev. Ref. Bonds, Dept. of Corrections:
  State Prison-Monterey County, Series 1998-C, 5.25% 2007                                           2,000       2,241
  Various State Prisons, Series 1993-A, AMBAC insured, 5.25% 2013                                   1,000       1,132
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds (Mortgage-
backed Securities Program), AMT:
 Series 1995-B, 7.75% 2026                                                                            570         581
 Series 1996-A, 7.75% 2027 (1)                                                                        365         393
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP):
  Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                        5,300       5,721
  Series 1998-A3, 5.10% 2025 (put 2010)                                                             5,000       5,348
  Series 1998-A4, 5.25% 2025 (put 2013)                                                             1,500       1,574
 Catholic Healthcare West, Cert. of Part., Series 1999-A, 6.50% 2020                                5,345       5,762
 Citrus Valley Health Partners, Inc., Cert. of Part., MBIA insured, 5.50% 2011                      1,000       1,133
 Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A:
  6.00% 2014                                                                                        2,000       2,244
  6.00% 2016                                                                                        2,000       2,204
  6.00% 2023                                                                                        3,000       3,185
 Hospital Rev. Cert. of  Part., Cedars-Sinai Medical Center, Series 1992,
6.50% 2012                                                                                          5,900       6,818
 Internext Group, Cert. of Part.:
  5.375% 2017                                                                                       6,375       6,495
  5.375% 2030                                                                                       2,000       1,919
 Multi-family Housing Rev. Ref. Bonds (Equity Residential/Parkview Terrace
Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)                                               2,100       2,261
Dept. of Water Resources:
 Central Valley Project, Water System Rev. Bonds:
  Series W, 5.50% 2017                                                                              1,000       1,113
  Series Z, FGIC insured, 5.00% 2018                                                                1,500       1,598
 Power Supply Rev. Bonds, Series 2002-A:
  6.00% 2013                                                                                        4,000       4,595
  5.875% 2016                                                                                       1,000       1,113
  AMBAC insured:
   5.50% 2015                                                                                       2,000       2,258
   5.50% 2016                                                                                       1,000       1,118
  MBIA insured, 5.50% 2010                                                                          2,365       2,701
  XLCA insured, 5.375% 2017                                                                         3,000       3,290
County of Alameda, Ref. Cert. of Part., Series 2001-A, MBIA insured, 5.375% 2015                    1,000       1,122
Alameda Corridor Transportation Auth., Tax-Exempt Senior Lien Rev. Bonds,
Series 1999-A, MBIA insured, 5.125% 2018                                                            1,000       1,076
Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029                        2,000       1,824
Alta Loma School Dist. (San Bernardino County), G.O. Bonds, 1999 Election,
 Series A, FGIC insured, 0% 2021                                                                    2,500         993
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement
Project), FSA insured:
 Senior Lease Rev. Bonds, Series 1997-A, 6.00% 2024                                                 1,500       1,770
 Subordinate Lease Rev. Bonds, Series 1997-C:
  0% 2018                                                                                           5,400       2,574
  0% 2022                                                                                           2,000         737
Antelope Valley Healthcare Dist. Insured Rev. Ref. Bonds, Series 1997-A,
FSA insured, 5.20% 2017                                                                             5,000       5,373
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,
Subordinated Series B, AMBAC insured, 5.70% 2010                                                    1,295       1,407
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Cert. of Part.:
  Episcopal Homes Foundation, Series 1997-A, 5.25% 2007                                             1,185       1,191
  Stanford University Hospital, Series 1993:
   5.75% 2005 (escrowed to maturity)                                                                1,240       1,391
   5.50% 2013 (preref. 2005)                                                                        1,500       1,621
 Rev. Ref. Cert. of Part.:
  American Baptist Homes Foundation, Series 1998-A, 6.10% 2017                                      3,705       3,615
  American Baptist Homes of the West Facs. Project, Series 1997-B:
   5.75% 2017                                                                                       1,500       1,411
   6.20% 2027                                                                                       4,170       3,991
  Episcopal Homes Foundation, Series 1998:
   5.00% 2009                                                                                       4,600       4,934
   5.125% 2018                                                                                      1,215       1,236
 Rev. Bonds:
  San Diego Hospital Association, Series 2001-A:
   5.50% 2009                                                                                       6,800       7,390
   6.125% 2020                                                                                      2,000       2,105
  Southern California Presbyterian Homes Obligated Group (Redwood Senior
Homes and Services), Series 2002:
   6.00% 2022                                                                                       1,750       1,776
   6.125% 2032                                                                                      4,000       4,036
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds,
Series 2001-D, 5.125% 2015                                                                          4,000       4,347
Berkeley Unified School Dist., Alameda County, G.O. Bonds, Series 1992-G,
FGIC insured, 5.00% 2018                                                                            1,540       1,603
Beverly Hills Unified School Dist. (Los Angeles County), G.O. Bonds,
Election of 2002, Series A:
 5.375% 2017                                                                                        1,000       1,107
 5.00% 2022                                                                                         1,500       1,560
Redev. Agcy. of the City of Burbank (Golden State Redev. Project), Tax
Allocation Bonds, Series 1993-A:
 6.00% 2013 (preref. 2003)                                                                          1,500       1,586
 6.00% 2023 (preref. 2003)                                                                          1,000       1,057
 6.25% 2024                                                                                         1,385       1,463
Burbank Unified School Dist. (Los Angeles County), G.O. Bonds, 1997 Election,
Capital Appreciation Series C Bonds, FGIC insured, 0% 2017                                          4,825       2,450
Cabrillo Community College Dist., Santa Cruz County, Election of 1998 G.O.
Bonds, Series B, FGIC insured, 0% 2016                                                              1,500         809
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds:
 6.625% 2023                                                                                          815         833
 6.70% 2030                                                                                         3,750       3,830
Central California Joint Powers Health Fncg. Auth., Cert. of Part. (Community
Hospitals of Central California Project):
 Series 2000, 6.00% 2020                                                                            1,000       1,046
 Series 2001:
  6.00% 2015                                                                                        1,000       1,081
  5.625% 2021                                                                                       1,000       1,013
Central Valley Fncg. Auth., Cogeneration Project Rev. Bonds (Carson Ice-Gen
Project), Series 1993:
 6.00% 2009                                                                                         1,000       1,027
 6.10% 2013 (preref. 2003)                                                                          1,000       1,037
 6.20% 2020 (preref. 2003)                                                                          1,500       1,557
Central Valley School Districts Fncg. Auth. (School Dist. G.O. Bond Ref.
Program), Rev. Bonds, Series 1998-A, MBIA insured, 6.25% 2011                                       1,000       1,197
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev.
Projects), Series A, AMBAC insured:
 5.00% 2017                                                                                         1,000       1,103
 5.00% 2018                                                                                         2,000       2,188
Chaffey Community College Dist., San Bernardino County, G.O. Bonds, Series
2002-A, FSA insured, 5.25% 2016                                                                     1,620       1,795
City of Chino Hills, Special Tax Bonds:
 Community Facs. Dist. No. 9 (Rincon Village Area), Series 1998, 6.45% 2023                           270         274
 Community Facs. Dist. No. 10 (Fairfield Ranch), 6.95% 2030                                         2,000       2,146
City of Commerce, Community Dev. Commission, Redev. Project No. 1, Subordinate
Lien Tax Allocation Ref. Bonds, Series 1997-B, 5.50% 2008                                           1,000       1,078
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water
System Subordinated Rev. Bonds, Series 2001, 5.25% 2016                                             7,000       7,628
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.),
Series 1999 Special Tax Bonds, 6.125% 2016                                                            995       1,048
Escondido Union School Dist., G.O. Bonds, Election of 2002 (San Diego County),
Series A, FSA insured, 5.25% 2017                                                                   2,015       2,204
City of Folsom, Special Tax Bonds:
 Community Facs. Dist. No. 10, Series 1999:
  6.20% 2011                                                                                        1,475       1,581
  7.00% 2024                                                                                        1,000       1,074
 Community Facs. Dist. No. 14 (Parkway Phase II), Series 2002, 6.30% 2032                           4,000       4,115
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax
Bonds, Series 1999:
 6.50% 2015                                                                                         1,105       1,192
 6.625% 2030                                                                                        5,250       5,536
Foothill-De Anza Community College Dist., Santa Clara County, Election of
1999 G.O. Bonds, Series A, MBIA insured, 0% 2019                                                    5,555       2,510
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds,
Series 1995-A, 6.00% 2016 (preref. 2010)                                                            1,000       1,195
City of Fullerton, Community Facs. Dist. No. 1 (Amerige Heights), Special
Tax Bonds, Series 2002:
 6.10% 2022                                                                                         1,000       1,027
 6.20% 2032                                                                                         2,500       2,567
Fullerton School Dist.:
 Orange County, G.O. Bonds, 2002 Election, Series A, FGIC insured:
  5.375% 2017                                                                                       2,340       2,584
  0% 2020                                                                                           3,105       1,314
 Community Facs. Dist. No. 2001-1, 2001 Special Tax Bonds, 6.375% 2031                              3,000       3,127
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
Bonds, Series 2003-A1, 6.75% 2039                                                                   2,000       1,974
Golden West Schools Fncg. Auth., 1999 Rev. Bonds (School Dist. G.O. Bonds Ref.
Program), Series A, MBIA insured, 0% 2018                                                           2,750       1,316
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 1998, MBIA
insured, 5.00% 2018                                                                                 2,000       2,098
City of Irvine, Limited Obligation Improvement Bonds, :
 Assessment Dist. No. 95-12, Group Three, 5.50% 2021                                                1,000       1,030
 Assessment Dist. No. 00-18, Group Two:
  5.10% 2016                                                                                        1,730       1,743
  5.60% 2022                                                                                        2,500       2,537
  5.70% 2026                                                                                        2,750       2,780
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House),
Special Tax Bonds, Series 2002, 6.375% 2032                                                         4,500       4,520
City of La Verne, Rev. Cert. of Part. (Brethen Hillcrest Homes), Series
2003-B, 6.625% 2025                                                                                 4,500       4,515
City of Long Beach:
 Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016                                                              4,380       4,900
 Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017                                       750         908
 Harbor Rev. Bonds, AMT:
  Series 1993, 5.125% 2018                                                                          1,000       1,015
  Series 2000-A, FGIC insured, 5.75% 2013                                                           2,500       2,785
City of Los Angeles:
 Harbor Dept. Rev. Bonds:
  Series 1988, 7.60% 2018 (escrowed to maturity)                                                    1,750       2,254
  Series 1996-B, AMT, 6.00% 2013                                                                    5,980       6,764
 Multi-family Housing Rev. Bonds (GNMA Collateralized - Ridgecroft Apartments
Project), Series 1997-E, AMT, 6.125% 2027                                                           2,005       2,111
 State Building Auth., Lease Rev. Bonds (Dept. of General Services Lease),
Series 1999-A, 5.40% 2015                                                                           1,000       1,075
 Dept. of Water and Power, Series 2001-A:
  Power System Rev. Bonds, Subseries A-1, 5.25% 2015                                                7,500       8,234
  Water System Rev. Bonds, 5.125% 2032                                                              1,000       1,014
County of Los Angeles:
 Capital Asset Leasing Corp., Cert. of Part. (Marina del Rey), Series 1993-A:
  6.25% 2003                                                                                          595         602
  6.50% 2008                                                                                        6,000       6,178
 Cert. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014                               6,860       4,150
 Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016
                                                                                                    4,500       5,025
 Metropolitan Transportation Auth., Proposition A First Tier Senior,
Sales Tax Rev. Ref. Bonds, FSA insured:
  Series 1999-A, 5.00% 2019                                                                         1,250       1,313
  Series 2001-B:
   5.25% 2015                                                                                       1,500       1,660
   5.25% 2017                                                                                       3,530       3,848
Los Angeles Unified School Dist. (County of Los Angeles), MBIA insured:
 2002 G.O. Ref. Bonds, 5.75% 2015                                                                   1,000       1,187
 G.O. Bonds, Election of 2002, Series 2003-A:
  5.375% 2016                                                                                       1,000       1,120
  5.375% 2017                                                                                       1,000       1,113
Metropolitan Water Dist. of Southern California:
 Waterworks G.O. Ref. Bonds, Series 2001-B:
  5.25% 2016                                                                                        3,530       3,877
  5.25% 2018                                                                                        2,000       2,174
 Water Rev. Bonds, 1997 Authorization, Series A, 5.00% 2026                                         2,500       2,529
 Water Rev. Ref. Bonds, Series 2001-A:
  5.375% 2013                                                                                       4,000       4,520
  5.00% 2029                                                                                        1,000       1,010
Northern California Power Agcy., Geothermal Project Number 3 Special Rev.
Bonds, 1993 Ref. Series A (escrowed to maturity):
 5.60% 2006                                                                                         1,000       1,138
 5.65% 2007                                                                                         1,025       1,190
 Series 2001-A, 5.25% 2031                                                                          1,000         869
 Series 2001-B, 5.00% 2028                                                                          5,500       4,943
Oak Park Unified School Dist. (Ventura County), G.O. Bonds, Series 2000
Election of 1977, FSA insured, 0% 2015                                                              2,300       1,334
Port of Oakland, Rev. Bonds, FGIC insured, :
 Series 2000-K, AMT:
  5.25% 2007                                                                                        2,000       2,236
  5.75% 2014                                                                                        1,500       1,669
 Series 2002-M, 5.25% 2015                                                                          2,135       2,379
County of Orange:
 Community Facs. Dist. (Ladera Ranch) Special Tax Bonds:
  No. 1999-1, Series 1999-A, 6.70% 2029                                                             1,000       1,072
  No. 2000-1, Series 2000-A:
   6.20% 2023                                                                                       1,780       1,835
   6.25% 2030                                                                                       1,800       1,852
  No. 2001-1, Series 2002-A, 6.00% 2032                                                             2,400       2,424
 Limited Obligation Improvement Bonds, Irvine Coast Assessment Dist. No. 88-1,
Series 1998-A, 5.25% 2009                                                                             735         757
 Local Transportation Auth., First Senior Fixed-Rate Bonds:
  AMBAC insured, 5.00% 2011                                                                         2,000       2,219
  MBIA insured, 6.00% 2009                                                                          1,500       1,756
 Recovery Cert. of Part., Series 1996-A, MBIA insured, 6.00% 2008                                   1,500       1,765
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A,
FSA insured, 5.375% 2011                                                                            1,600       1,801
Orange County Water Dist., Rev. Cert. of Part., Series 1999-A, 5.25% 2022                           1,960       2,063
City of Oxnard, Assessment Dist. No. 97-1-R (Pacific Commerce Center),
Limited Obligation Ref. Bonds:
 5.60% 2005                                                                                         2,705       2,826
 5.70% 2006                                                                                         1,110       1,157
Pleasanton Joint Powers Fncg. Auth., Reassessment Rev. Bonds, Series 1993-A,
6.15% 2012                                                                                          6,515       6,781
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre),
Special Tax Ref. Bonds, Series 1998:
 6.50% 2008                                                                                         1,000       1,119
 6.50% 2009                                                                                         1,320       1,481
 6.50% 2010                                                                                         1,715       1,908
 6.75% 2015                                                                                         2,050       2,241
Poway Unified School Dist., Community Facs. Dist. No. 1, Series 1998 Special
Tax Bonds, MBIA insured, 5.00% 2010                                                                 1,000       1,105
Commonwealth of Puerto Rico:
 Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000:
  5.75% 2009 (escrowed to maturity)                                                                 2,000       2,357
  5.75% 2020 (preref. 2010)                                                                         6,615       7,427
 Electric Power Auth., Rev. Ref. Bonds, Series KK, 5.00% 2010                                       1,000       1,098
 Infrastructure Fncg. Auth., Special Obligation Bonds, Series 2000-A, 5.50% 2032                    2,500       2,734
 Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project),
Series 1996-A, AMT, 6.25% 2026                                                                      1,000         235
 Public Fin. Corp. (Commonwealth Appropriation Bonds), Series 2001-E, 6.00% 2026                    2,000       2,343
 Public Improvement Ref. G.O. Bonds, Series 1998-B, MBIA insured, 5.75% 2009                        4,575       5,361
City of Riverside, Electric Rev. Bonds, Issue of 2001, FSA insured, 5.25% 2015                      1,000       1,111
Riverside County Public Fncg. Auth., Cert. of Part., Air Force Village West,
Inc., 5.40% 2009                                                                                      950         985
City of Roseville, Special Tax Bonds:
 Highland Reserve North Community Facs. Dist. No. 1, Series 1999:
  6.00% 2011                                                                                          995       1,078
  6.30% 2025                                                                                        1,000       1,035
 North Roseville Community Facs. Dist. No. 1, Series 1998, 5.20% 2007                               1,335       1,344
 Woodcreek West Community Facs. Dist. No. 1, Series 1999:
  6.50% 2015                                                                                        1,000       1,086
  6.70% 2025                                                                                        2,750       2,918
City of Sacramento Fncg. Auth.:
 2001 Capital Improvement Rev. Bonds, Series A (Water and Capital Improvement
Projects), AMBAC insured:
  5.50% 2015                                                                                        2,000       2,247
  5.50% 2016                                                                                        5,435       6,062
 City Hall and Redev. Projects, Rev. Bonds, Series 2002-A, FSA insured, 5.25% 2016                  2,000       2,210
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter &
Gamble Project), Series 1995:
 7.00% 2005                                                                                         1,700       1,884
 6.375% 2010                                                                                        1,600       1,714
 6.375% 2010 (preref. 2005)                                                                         1,085       1,239
 6.50% 2014 (preref. 2005)                                                                          1,000       1,145
 6.50% 2021 (preref. 2005)                                                                          4,000       4,580
Sacramento Municipal Utility Dist.:
 Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017                                      2,500       2,953
 Electric Rev. Ref. Bonds:
  Series 2001-O, MBIA insured, 5.25% 2015                                                           1,280       1,409
  Series 2002-Q, FSA insured, 5.25% 2017                                                            1,000       1,094
Sacramento Power Auth., Cogeneration Project Rev. Bonds, Series 1995, 6.00% 2003                    1,500       1,521
County of Sacramento:
 Airport System:
  PFC and Subordinated Rev. Ref. Bonds, Series 1998-B, FGIC insured, 5.00% 2026                     3,000       3,045
  Rev. Ref. Bonds, Series B, AMT, FSA insured:
   5.25% 2015                                                                                       1,115       1,195
   5.25% 2016                                                                                       1,170       1,248
 Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement
Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
  6.00% 2012                                                                                          880         953
  6.10% 2013                                                                                          665         720
  6.30% 2021                                                                                          500         528
 Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue A of 1987, AMT, 9.00% 2019 (escrowed to maturity)                                             1,500       2,291
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-
backed Bonds (Sacramento County Tobacco Securitization Corp.):
County of San Bernardino Housing Auth.:
 Multi-family Housing Rev. Bonds (Fannie Mae Program - Villa Serena Project),
Series 1985, 4.95% 2007                                                                               870         894
 Multi-family Housing Rev. Ref. Bonds (Equity Residential/Redlands Lawn and Tennis
Apartments), Issue 1999-A, 5.20% 2029 (put 2009)                                                    1,000       1,013
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds (Secured
by a Junior Lien on Certain Tax Increment Revenues Pledged Under Senior Loan
Agreements), 6.625% 2026    5,000       5,129
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation
Improvement Bonds:
 5.90% 2007                                                                                         1,425       1,485
 5.90% 2008                                                                                           995       1,035
San Diego Unified School Dist., 1999 G.O. Bonds (Election of 1998, Series A),
Capital Appreciation Bonds, FGIC insured, 0% 2017                                                   3,000       1,529
City and County of San Francisco, AMT:
 Airport Commission, San Francisco International Airport, Second Series:
  Rev. Bonds, Issue 26-A:
   AMBAC insured, 5.00% 2019                                                                        1,000       1,018
   FGIC insured:
    5.00% 2010                                                                                      1,915       2,072
    5.00% 2011                                                                                      2,030       2,184
    5.00% 2017                                                                                      2,000       2,066
  Rev. Ref. Bonds, Issue 28-A, MBIA insured:
   5.50% 2014                                                                                       1,000       1,098
   5.50% 2015                                                                                       1,500       1,638
 Redev. Agcy., Residential Fac. Rev. Bonds (Coventry Park Project),
Series 1996-A, 8.50% 2026                                                                           5,000       3,762
County of San Joaquin, Cert. of Part. (1993 General Hospital Project),
6.625% 2020 (preref. 2003)                                                                          1,000       1,048
San Joaquin Hills Transportation Corridor Agcy.:
 Senior Lien Toll Road Rev. Bonds (Orange County) (escrowed to maturity):
  0% 2014                                                                                           4,000       2,561
  0% 2019                                                                                           4,150       1,996
  0% 2023                                                                                          14,900       5,609
 Junior Lien Toll Road Rev. Bonds (Orange County), 0% 2011 (escrowed to
maturity)                                                                                           1,500       1,131
 Toll Road Ref. Rev. Capital Appreciation Bonds, Series 1997-A, MBIA insured,
0% 2020                                                                                             3,765       1,637
City of San Jose:
 G.O. Bonds:
  Libraries and Parks Project, Series 2001, 5.00% 2019                                              2,295       2,419
  Libraries, Parks and Public Safety Projects, Series 2002:
   5.00% 2017                                                                                       1,120       1,200
   5.00% 2020                                                                                       2,000       2,106
 Airport Rev. Ref. Bonds, Series 2002-B, AMT, FSA insured, 5.00% 2010                               1,500       1,621
 Redev. Agcy., Multi-family Housing Rev. Bonds (GNMA Collateralized -
The Miraido Village), Series 1997-A, AMT:
  5.30% 2012                                                                                          780         813
  5.65% 2022                                                                                        1,490       1,551
San Marcos Public Facs. Auth.:
 1989 Public Facs. Rev. Bonds (Community Facs. Dist. No. 88-1), 0% 2019
(escrowed to maturity)                                                                              4,015       1,854
 2001 Public Improvement Ref. Bonds (Civic Center/Public Works Yard),
Series A, MBIA insured, 5.00% 2017                                                                  1,665       1,793
 Rev. Ref. Bonds, Series 1998, 5.50% 2010                                                           3,640       3,873
San Mateo County:
 Joint Powers Fncg. Auth., Lease Rev. Bonds (Capital Projects Program), Ref.
Series 1993-A, MBIA insured, 5.125% 2018                                                            2,700       3,008
 Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017                          2,500       2,897
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev.
Bonds, Series 1994-A, MBIA insured, 6.25% 2019                                                      1,000       1,241
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Fac. Replacement
Project), Series 1994-A, AMBAC insured, 7.75% 2009                                                  2,200       2,846
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref.
Bonds, Series 1998, 5.25% 2015                                                                      3,000       3,423
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds, (Community Correctional
Fac. Acquisition Project)Series 1997-A:
 5.50% 2006                                                                                           970       1,030
 5.95% 2011                                                                                         1,700       1,848
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds (
GNMA and FNMA Mortgage-backed Securities Program), Series 1992-A, AMT, 6.75% 2022                     395         399
South Placer Wastewater Auth., Wastewater Rev. Bonds, Series A, FGIC
insured, 5.00% 2019                                                                                 2,510       2,650
South Tahoe Joint Powers Fncg. Auth.:
 Rev. Ref. Bonds (South Tahoe Redev. Project Area No. 1), Series 1995-B,
6.25% 2020                                                                                          3,250       3,380
 Subordinate Bond Anticipation Notes (South Tahoe Redev. Project Area No. 1):
  Series 1999-A, 7.30% 2007                                                                         4,500       4,744
  Series 1999-B, 7.30% 2007                                                                         1,000       1,054
South Tahoe Joint Powers Parking Fncg. Auth., Parking Rev. Bonds,
Series A, 7.00% 2027                                                                                3,500       3,546
City of Stockton, Mello-Roos Rev. Bonds, Community Facs. Dist. No. 90-2B
(Brookside Estates), Series 1997-A:
 5.95% 2010                                                                                         1,000       1,063
 6.20% 2015                                                                                         1,750       1,845
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor),
Special Tax Ref. Bonds, Series 1998-A, 5.25% 2008                                                     745         786
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),
Series 2001-A:
 6.00% 2022                                                                                         1,000       1,082
 5.50% 2031                                                                                         1,000       1,020
Community Facs. Dist. No. 97-1 of the Tustin Unified School Dist.,
Series 2000, Special Tax Bonds, 6.375% 2035 (preref. 2008)                                          3,000       3,692
Regents of the University of California, Rev. Bonds (Multiple Purpose
Projects), Series M, FGIC insured, 5.125% 2015                                                      4,035       4,388
Virgin Islands Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes):
 Senior Lien:
  Series 1998-A:
   5.20% 2009                                                                                         500         533
   5.20% 2010                                                                                       1,000       1,056
   5.30% 2011                                                                                       2,000       2,116
  Series 1998-C:
   5.50% 2005                                                                                       2,500       2,691
   5.50% 2008                                                                                       1,000       1,088
 Subordinate Lien:
  Series 1998-D:
   5.50% 2003                                                                                       1,895       1,929
   6.00% 2004                                                                                       1,000       1,049
   6.00% 2006                                                                                       1,000       1,078
  Series 1998-E, 5.75% 2013                                                                         1,595       1,644
Washington Township Health Care Dist., Rev. Bonds, Series 1999:
 5.00% 2010                                                                                         1,210       1,309
 5.00% 2013                                                                                         1,100       1,157
 5.00% 2018                                                                                         2,750       2,830
 5.125% 2023                                                                                        1,000       1,013
City of West Sacramento, Limited Obligation Ref. Improvement Bonds,
Reassessment Dist. of 1998, 5.20% 2008                                                                500         518
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F:
 5.75% 2011                                                                                         1,540       1,612
 5.85% 2013                                                                                         1,725       1,797
Westerlands Water Dist., Rev. Cert. of Part., Series 2002-A, MBIA
insured, 5.25% 2016                                                                                 1,270       1,407
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity
Hospital), Series 2002, 5.75% 2031                                                                  5,000       5,097
Yorba Linda Public Fncg. Auth., Rev. Bonds (Black Gold Golf Course Project),
Series 2000, 7.50% 2030                                                                             5,500       5,535


                                                                                                              613,832


                                                                                                Principal      Market
                                                                                                   amount       value
                                                                                                     (000)       (000)

Short-term securities  -  5.97%
2002-03 Rev. Anticipation Notes, Index Notes (LIBOR), Series C, 1.337%
6/20/2003 (1) (2)                                                                               $   3,000   $   2,993
Camarillo, Multi-family Ponderossa Senior Housing Rev. Bonds (Heritage Park),
Series 1989-A, AMT, 1.10% 2019 (1)                                                                  1,700       1,700
Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc.
 Project), Series 2002, 1.10% 2024 (1)                                                              1,000       1,000
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water
System Subordinated Rev. Ref. Bonds, Series 2002-B, FSA insured, 1.00% 2025 (1)                     1,500       1,500
Infrastructure and Economic Dev. Bank, Insured Variable Rate Demand Rev. Bonds
(The RAND Corp.), Series 2002-B, AMBAC insured, 1.10% 2042 (1)                                      1,200       1,200
City of Irvine, Assessment Dist., Limited Obligation Improvement Bonds: (1)
 No. 94-13 (Oak Creek), Adjustable Rate Series, 1.10% 2022                                          2,200       2,200
 No. 97-16 (Northwest Irvine), Adjustable Rate Series, 1.10% 2022                                   1,000       1,000
 No. 00-18, Adjustable Rate Series A, 1.10% 2026                                                    1,100       1,100
County of Los Angeles, Tax and Rev. Anticipation Notes, Series A, 3.00% 6/30/2003 (2)               6,000       6,041
Housing Auth. of the County of Los Angeles, Variable Rate Demand Multi-family
Housing Rev. Bonds (Park Sierra Apartments Project), Series 1986-A, AMT,
FHLMC insured, 1.10% 2030 (1)      2,000       2,000
Metropolitan Water Dist. of Southern California, Water Rev. Bonds: (1)
 Series 2000-B1, 1.10% 2035                                                                         1,200       1,200
 Series 2001-C2, Lloyds TSB insured, 1.05% 2036                                                     3,800       3,800
County of Orange, Apartment Dev. Rev. Ref. Bonds (Wood Canyon Villas),
Issue E of 2001, AMT, FNMA insured, 1.05% 2031 (1)                                                  2,500       2,500
Pollution Control Fncg. Auth.: (1)
 Rev. Ref. Bonds (Shell Oil Co. Project), Series 1991-B, 1.10% 2011                                 1,100       1,100
 Residential Recovery Rev. Bonds (Burney Forest Products Project),
Series 1988-A, AMT, 1.14% 2020                                                                      1,200       1,200
 Solid Waste Disposal Rev. Bonds (Shell Martinez Refining Co. Project),
Series 1996-B, AMT, 1.15% 2031                                                                      1,700       1,700
Sacramento, Variable Rate Multi-family, Smoketree Housing Rev. Bonds,
Series 1990-A, FNMA insured, 1.05% 2010 (1)                                                         2,000       2,000
County of Sacramento, Tax and Rev. Anticipation Notes, Series 2002-A, 3.00% 2003                    5,000       5,043
                                                                                                               39,277

Total investment securities (cost: $620,083,000)                                                              653,109
Other assets less liabilities                                                                                   4,774

Net assets                                                                                                   $657,883

(1) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Agcy. = Agency
AMT   = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. =Department
Dev.  = Development
Dist. = District
Econ. = Economic
Fac.  = Facility
Facs. = Facilities
Fin.  = Finance
Fncg. = Financing
G.O.  = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref.  = Refunding
Rev.  = Revenue

FINANCIAL STATEMENTS

Statement of assets and liabilities                                                                                unaudited
at February 28, 2003
(dollars and shares in thousands, except per-share amounts)
Assets:
 Investment securities at market (cost: $620,083)                                                                   $653,109
 Cash                                                                                                                     52
 Receivables for:
  Sales of fund's shares                                                                         $2,339
  Interest                                                                                        9,149               11,488
                                                                                                                     664,649
Liabilities:
 Payables for:
  Purchases of investments                                                                        5,055
  Repurchases of fund's shares                                                                      439
  Dividends on fund's shares                                                                        747
  Investment advisory services                                                                      187
  Services provided by affiliates                                                                   300
  Deferred Trustees' compensation                                                                    38                6,766
Net assets at February 28, 2003                                                                                     $657,883

Net assets consist of:
 Capital paid in on shares of beneficial interest                                                                   $625,726
 Undistributed net investment income                                                                                     405
 Accumulated net realized loss                                                                                        (1,274)
 Net unrealized appreciation                                                                                          33,026
Net assets at February 28, 2003                                                                                     $657,883


Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                                                                 Shares      Net asset value
                                                                  Net assets                outstanding         per share (1)

Class A                                                             $578,203                     34,809               $16.61
Class B                                                               18,987                      1,143                16.61
Class C                                                               32,149                      1,935                16.61
Class F                                                                7,622                        459                16.61
Class R-5                                                             20,922                      1,260                16.61
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.26.


See Notes to Financial Statements

Statement of operations
for the six months ended February 28, 2003                                                                        unaudited
                                                                                                      (dollars in thousands)
Investment income:
 Income:
  Interest                                                                                                          $15,455

 Fees and expenses:
  Investment advisory services                                                                  $1,148
  Distribution services                                                                            911
  Transfer agent services                                                                           57
  Administrative services                                                                           37
  Reports to shareholders                                                                           43
  Registration statement and prospectus                                                             14
  Postage, stationery and supplies                                                                   8
  Trustees' compensation                                                                            13
  Auditing and legal                                                                                47
  Custodian                                                                                          6
  State and local taxes                                                                            103                2,387
 Net investment income                                                                                               13,068

Net realized loss and unrealized appreciation on investments:
 Net realized loss on investments                                                                                    (1,377)
 Net unrealized appreciation on investments                                                                           4,150
  Net realized loss and unrealized appreciation on investments                                                        2,773
Net increase in net assets resulting from operations                                                                $15,841



See Notes to Financial Statements





Statement of changes in net assets
                                                                                                      (dollars in thousands)
                                                                                            Six months           Year ended
                                                                                    ended February 28,           August 31,
                                                                                                 2003*                 2002
Operations:
 Net investment income                                                                         $13,068              $22,381
 Net realized (loss) gain on investments                                                        (1,377)                 281
 Net unrealized appreciation on investments                                                      4,150                2,646
  Net increase in net assets resulting from operations                                          15,841               25,308

Dividends and distributions paid to shareholders:
 Dividends from net investment income                                                          (13,111)             (22,253)
 Distributions from net realized gain on investments                                                 -               (1,817)
  Total dividends and distributions paid to shareholders                                       (13,111)             (24,070)

Capital share transactions                                                                      45,677              129,376

Total increase in net assets                                                                    48,407              130,614

Net assets:
 Beginning of period                                                                           609,476              478,862
 End of period (including undistributed
  net investment income: $405 and $448, respectively)                                         $657,883             $609,476

*Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS                                         unaudited


1. Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series II (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, The Tax-Exempt Fund of California (the "fund"). The fund seeks a high level of current income exempt from regular federal and California income taxes, with the additional objective of preservation of capital.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%                 None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                 None          Declines from 5% to zero    Class B converts to Class A
                                               for redemptions within          after eight years
                                               six years of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                 None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5                None                    None                          None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Security valuation -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends and distributions to shareholders -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; expenses deferred for tax purposes; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2003, the cost of investment securities for federal income tax purposes was $619,693,000.

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed net investment income
                                                               $800
Accumulated short-term capital losses
                                                               (15)
Accumulated long-term capital losses
                                                            (1,363)
Gross unrealized appreciation on investment securities
                                                             35,855
Gross unrealized depreciation on investment securities      (2,439)

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


                                               Distributions from               Distributions            Total
                                                 ordinary income               from long-term    distributions
                                        Net investment        Short-term        capital gains             paid
Share class(1)                                  income     capital gains
Six months ended February 28, 2003
Class A                                       $ 11,740                 -                    -         $ 11,740
Class B                                            287                 -                    -              287
Class C                                            426                 -                    -              426
Class F                                            146                 -                    -              146
Class R-5                                          512                 -                    -              512
Total                                         $ 13,111                 -                    -         $ 13,111

                                               Distributions from               Distributions            Total
                                                 ordinary income               from long-term    distributions
                                        Net investment        Short-term        capital gains             paid
Share class(1)                                  income     capital gains
Year ended August 31, 2002
Class A                                       $ 21,320                 -              $ 1,766         $ 23,086
Class B                                            289                 -                   21              310
Class C                                            357                 -                   23              380
Class F                                            153                 -                    7              160
Class R-5                                          134                 -                    -              134
Total                                         $ 22,253                 -              $ 1,817         $ 24,070


(1) Class R-5 shares were offered beginning July 15, 2002.


3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended February 28, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.367% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C                                                      1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F                                                      0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2003, there were no unreimbursed expenses which remain subject to reimbursement for Class A.

         Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

         Expenses under the agreements described above for the six months ended February 28, 2003, were as follows (dollars in thousands):

-------------------------------------------------------------------------------------------
  Share class      Distribution    Transfer agent          Administrative services
                     services         services
                                                   ----------------------------------------
                                                          CRMC           Transfer agent
                                                     administrative         services
                                                        services
-------------------------------------------------------------------------------------------
    Class A            $692             $55          Not applicable      Not applicable
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    Class B             82               2           Not applicable      Not applicable
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    Class C            128            Included             $19                 $1
                                         in
                                   administrative
                                      services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
    Class F             9             Included              5                  -*
                                         in
                                   administrative
                                      services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
   Class R-5      Not applicable      Included             12                  -*
                                         in
                                   administrative
                                      services
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
     Total             $911             $57                $36                 $1
-----------------==========================================================================
* Amount less than one thousand.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
                                                                    Reinvestments of
                                                                      dividends and                                  Net increase
                                       Sales(2)   Sales(2)            distributions         Repurchases(2)            (decrease)
Share class(1)                          Amount     Shares           Amount   Shares        Amount    Shares         Amount   Shares
Six months ended February 28, 2003
Class A                               $ 89,583      5,417          $ 8,007      484     $ (64,059)   (3,884)      $ 33,531    2,017
Class B                                  7,540        457              203       12        (3,304)     (200)         4,439      269
Class C                                 16,694      1,012              303       18        (6,038)     (367)        10,959      663
Class F                                  2,392        145              109        7        (1,980)     (121)           521       31
Class R-5                                  683         42                3       -*        (4,459)     (269)        (3,773)    (227)
Total net increase
   (decrease) in fund                $ 116,892      7,073          $ 8,625      521     $ (79,840)   (4,841)      $ 45,677    2,753


                                                                    Reinvestments of
                                                                      dividends and                                  Net increase
                                       Sales(2)   Sales(2)            distributions         Repurchases(2)            (decrease)
Share class(1)                          Amount     Shares           Amount   Shares        Amount    Shares         Amount   Shares
Year ended August 31, 2002
Class A                              $ 161,712      9,936         $ 14,868      915    $ (104,506)   (6,424)      $ 72,074    4,427
Class B                                 11,937        733              215       13        (2,171)     (133)         9,981      613
Class C                                 20,610      1,267              257       16        (3,484)     (213)        17,383    1,070
Class F                                  8,640        534              119        7        (3,199)     (198)         5,560      343
Class R-5                               24,377      1,487                1       -*             -         -         24,378    1,487
Total net increase
   (decrease) in fund                $ 227,276     13,957         $ 15,460      951    $ (113,360)   (6,968)     $ 129,376    7,940

* Amount less than one thousand.
(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $75,524,000 and $26,378,000, respectively, during the six months ended February 28, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2003, the custodian fee of $6,000 includes $5,000 that was offset by this reduction, rather than paid in cash.

FINANCIAL HIGHLIGHTS (1)

                                                        Income from investment operations(3)
                                                                             Net
                                       Net asset                    gains(losses)
                                          value,            Net    on securities     Total from
                                       beginning     investment   (both realized     investment
                                       of period         income   and unrealized)    operations
Class A:
 Six months ended 2/28/2003 (2)           $16.54           $.35             $.07           $.42
 Year ended 8/31/2002                      16.56            .70              .04            .74
 Year ended 8/31/2001                      16.00            .74              .63           1.37
 Year ended 8/31/2000                      15.72            .74              .31           1.05
 Year ended 8/31/1999                      16.60            .74             (.65)           .09
 Year ended 8/31/1998                      16.22            .79              .47           1.26
Class B:
 Six months ended 2/28/2003 (2)            16.54            .29              .07            .36
 Year ended 8/31/2002                      16.56            .58              .04            .62
 Year ended 8/31/2001                      16.00            .62              .63           1.25
 Period from 3/15/2000 to 8/31/2000        15.38            .24              .67            .91
Class C:
 Six months ended 2/28/2003 (2)            16.54            .28              .07            .35
 Year ended 8/31/2002                      16.56            .56              .04            .60
 Period from 3/19/2001 to 8/31/2001        16.27            .25              .29            .54
Class F:
 Six months ended 2/28/2003 (2)            16.54            .34              .07            .41
 Year ended 8/31/2002                      16.56            .67              .04            .71
 Period from 3/20/2001 to 8/31/2001        16.27            .29              .29            .58
Class R-5:
 Six months ended 2/28/2003 (2)            16.54            .36              .07            .43
 Period from 7/15/2002 to 8/31/2002        16.39            .09              .15            .24



                                              Dividends and distributions
                                        Dividends
                                        (from net   Distributions            Total     Net asset
                                       investment   (from capital    dividends and    value, end      Total
                                           income)          gains)   distributions     of period   return(4)
Class A:
 Six months ended 2/28/2003 (2)             $(.35)            $ -            $(.35)       $16.61      2.55%
 Year ended 8/31/2002                        (.70)           (.06)            (.76)        16.54       4.66
 Year ended 8/31/2001                        (.76)           (.05)            (.81)        16.56       8.83
 Year ended 8/31/2000                        (.74)           (.03)            (.77)        16.00       6.98
 Year ended 8/31/1999                        (.74)           (.23)            (.97)        15.72        .47
 Year ended 8/31/1998                        (.80)           (.08)            (.88)        16.60       7.98
Class B:
 Six months ended 2/28/2003 (2)              (.29)              -             (.29)        16.61       2.17
 Year ended 8/31/2002                        (.58)           (.06)            (.64)        16.54       3.88
 Year ended 8/31/2001                        (.64)           (.05)            (.69)        16.56       8.04
 Period from 3/15/2000 to 8/31/2000          (.29)              -             (.29)        16.00       5.99
Class C:
 Six months ended 2/28/2003 (2)              (.28)              -             (.28)        16.61       2.10
 Year ended 8/31/2002                        (.56)           (.06)            (.62)        16.54       3.73
 Period from 3/19/2001 to 8/31/2001          (.25)              -             (.25)        16.56       3.34
Class F:
 Six months ended 2/28/2003 (2)              (.34)              -             (.34)        16.61       2.48
 Year ended 8/31/2002                        (.67)           (.06)            (.73)        16.54       4.47
 Period from 3/20/2001 to 8/31/2001          (.29)              -             (.29)        16.56       3.65
Class R-5:
 Six months ended 2/28/2003 (2)              (.36)              -             (.36)        16.61       2.64
 Period from 7/15/2002 to 8/31/2002          (.09)              -             (.09)        16.54       1.47



                                                           Ratio of         Ratio of
                                           Net assets,     expenses       net income
                                         end of period   to average       to average
                                          (in millions)  net assets       net assets
Class A:
 Six months ended 2/28/2003 (2)                   $578         .67% (5)        4.23% (5)
 Year ended 8/31/2002                              542          .68             4.34
 Year ended 8/31/2001                              470          .69             4.62
 Year ended 8/31/2000                              394          .72             4.78
 Year ended 8/31/1999                              379          .70             4.55
 Year ended 8/31/1998                              358          .71             4.83
Class B:
 Six months ended 2/28/2003 (2)                     19         1.43 (5)         3.46 (5)
 Year ended 8/31/2002                               14         1.42             3.53
 Year ended 8/31/2001                                4         1.43             3.80
 Period from 3/15/2000 to 8/31/2000                  1          .67             1.77
Class C:
 Six months ended 2/28/2003 (2)                     32         1.56 (5)         3.31 (5)
 Year ended 8/31/2002                               21         1.55             3.37
 Period from 3/19/2001 to 8/31/2001                  3          .73             1.55
Class F:
 Six months ended 2/28/2003 (2)                      8          .81 (5)         4.08 (5)
 Year ended 8/31/2002                                7          .83             4.14
 Period from 3/20/2001 to 8/31/2001                  1          .42             1.86
Class R-5:
 Six months ended 2/28/2003 (2)                     21          .50 (5)         4.40 (5)
 Period from 7/15/2002 to 8/31/2002                 25          .06              .55





                                                   Six months ended
                                                       February 28,               Year ended August 31
                                                         2003(2)       2002         2001      2000    1999   1998

Portfolio turnover rate for all classes of shares       4%              11%         27%        42%     23%    28%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5) Annualized.


OTHER SHARE CLASS RESULTS                   UNAUDITED

CLASS B, CLASS C AND CLASS F
Returns for periods ended March 31, 2003 (the most recent calendar quarter):
                                                                                               1 year          Life of class
CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                              +2.65%            +5.70%/1/
Not reflecting CDSC                                                                            +7.65%            +6.57%/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                      +6.50%            +4.47%/2/
Not reflecting CDSC                                                                            +7.50%            +4.47%/2/

CLASS F SHARES/3/
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                           +8.29%            +5.21%/4/

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 19, 2001, when Class C shares were first sold.
/3/ These shares are sold without any initial or contingent deferred sales charge.
/4/ Average annual compound return from March 20, 2001, when Class F shares were first sold.

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of California. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.74% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annual expenses 0.87% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.15%) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of The Tax-Exempt Fund of California, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
American Balanced Fund(R)

BOND FUNDS
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
American High-Income Municipal Bond Fund(R)
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. TEFCA-013-0403
Litho in USA  RCG/INS/6127

Printed on recycled paper